Lease obligation (Details 1)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
2022	$ 702,215
2023	711,284
2024	481,885
2025	275,389
Total Lease Payments	2,170,773
Less Imputed Interest	(268,169)
Total Discounted Lease Payments		$ 1,902,604
Current Portion Of Lease Obligation	$ (532,936)	(532,936)	$ (687,991)	$ (687,991)
Non-current Portion Of Lease Obligations		$ 1,369,668
Lease obligation [Member]
Weighted Average Remaining Lease Term	3 years 4 months 24 days
Lease obligation 1 [Member]
Weighted Average Remaining Lease Term	2 years 3 months 18 days
Lease obligation 2 [Member]
Weighted Average Remaining Lease Term	1 year 6 months
Lease obligation 3 [Member]
Weighted Average Remaining Lease Term	9 months 18 days